Loans, financing, debentures and derivative financial instruments - Summary of Debentures (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Debentures first issue [member] | Tequimar Vila do Conde [member]
Summary of loans debentures and finance leases [line items]
Interest	111.4% of the DI
Debentures second issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Interest	111.4% of the DI
Debentures tenth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Interest	IPCA to 102.75% of DI
Debentures eleventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Interest	IPCA to 104.8% of DI
Debenture eleven [member] | Debentures eleventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount:	R$ 1,000,000	R$ 1,000,000
Face value unit	R$ 1,000
Final maturity	June 11, 2032
Payment of the face value	Annual from the 8th year
Interest	IPCA + 6.0053%
Payment of interest	Semiannually
Reprice	Not applicable
Debenture twelve [member] | Debentures first issue [member] | Tequimar Vila do Conde [member]
Summary of loans debentures and finance leases [line items]
Face value unit	R$ 1,000
Final maturity	March 15, 2028
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.04%
Payment of interest	Semiannually
Reprice	Not applicable
Debenture twelve [member] | Debentures second issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Face value unit	R$ 1,000
Final maturity	March 15, 2028
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.37%
Payment of interest	Semiannually
Reprice	Not applicable
Debenture thirteen [member] | Debentures tenth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount:	R$ 960,000		R$ 960,000
Face value unit	R$ 1,000
Final maturity	September 15, 2028
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.8287%
Payment of interest	Semiannually
Reprice	Not applicable